Variable Interest Entities (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenues, income from continuing operations before income taxes and net cash provided by operating activities for our variable interest entities
Revenues	$ 659	$ 553
Income before income taxes	(2)	(15)
Net cash provided by operating activities	$ (86)	(15)
Pacific Iron Products
Identification of variable interest entities through investments and transactions
Variable interest entity ownership percentage	50.00%
Viance
Identification of variable interest entities through investments and transactions
Variable interest entity ownership percentage	50.00%
Consolidated VIE's
Revenues, income from continuing operations before income taxes and net cash provided by operating activities for our variable interest entities
Revenues	$ 26	25
Income before income taxes	3	2
Net cash provided by operating activities	$ 4	$ 4